Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

4.	SHARE-BASED COMPENSATION
On December 31, 2015, the Company had a number of open share-based compensation plans, which provide for the grant of time-based options and performance-based options, time-based restricted stock units and performance-based restricted stock units, and various other share-based grants to employees. All of the Company’s share-based compensation plans under which any options, restricted stock units or other share-based grants are outstanding as at December 31, 2015 are described below. The compensation cost that has been recognized for those plans for the year ended December 31, 2015 was $64 million (2014: $52 million; 2013: $42 million). The total income tax benefit recognized in the statement of operations for share-based compensation arrangements for the year ended December 31, 2015 was $15 million (2014: $12 million; 2013: $9 million).

2012 Equity Incentive Plan

This plan, which was established on April 25, 2012, provides for the granting of incentive stock options, time-based or performance-based non-statutory stock options, share appreciation rights, restricted shares, time-based or performance-based restricted share units (‘RSUs’), performance-based awards and other share-based grants or any combination thereof (collectively referred to as ‘Awards’) to employees, officers, directors and consultants (‘Eligible Individuals’) of the Company. The Board of Directors also adopted a sub-plan under the 2012 plan to provide an employee sharesave scheme in the United Kingdom.
There were approximately 23 million shares available for grant under this plan. Options are exercisable on a variety of dates, including from the second, third, fourth or fifth anniversary of grant. Unless terminated sooner by the Board of Directors, the 2012 Plan will expire 10 years after the date of its adoption. That termination will not affect the validity of any grants outstanding at that date.
2008 Share Purchase and Option Plan
This plan, which was established on April 23, 2008, provides for the granting of time and performance-based options, restricted stock units and various other share-based grants at fair market value to employees of the Company. The 2008 plan was terminated as at April 25, 2012 and no further grants will be made under this plan. Any shares available for grant under the 2008 plan were included in the 2012 Equity Incentive Plan availability.
Options are exercisable on a variety of dates, including from the third, fourth or fifth anniversary of grant.
Employee Stock Purchase Plans
The Company adopted the Willis Group Holdings 2001 North America Employee Share Purchase Plan, which expired on May 31, 2011 and the Willis Group Holdings 2010 North America Employee Stock Purchase Plan, which expires on May 31, 2020. These plans provide certain eligible employees in the United States and Canada the ability to contribute payroll deductions to the purchase of Willis Group Holdings plc shares at the end of each offering period.
Option Valuation Assumptions
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Company’s stock. The Company uses the simplified method set out in Accounting Standard Codification (‘ASC’) 718-10-S99 to derive the expected term of options granted as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free rate for periods within the expected life of the option is based on the US Treasury yield curve in effect at the time of grant.

	Years ended December 31,
	2015	2014	2013
Expected volatility	17.4%	18.7%	24.7%
Expected dividends	2.7%	2.8%	2.6%
Expected life (years)	4	4	4
Risk-free interest rate	1.5%	1.3%	1.5%

A summary of option activity under the plans at December 31, 2015, and changes during the year then ended is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
(Options in thousands)	Options (ii)	Price(i)	Term	Value
				(millions)
Time-based stock options
Balance, beginning of year	2,145	$99.19
Granted	299	$116.85
Exercised	(623)	$95.13
Forfeited	(178)	$105.59
Expired	(45)	$87.78
Balance, end of year	1,598	$103.62	6 years	$40
Options vested or expected to vest at December 31, 2015	1,476	$103.18	6 years	$38
Options exercisable at December 31, 2015	935	$97.45	6 years	$29
Performance-based stock options
Balance, beginning of year	1,384	$89.49
Exercised	(717)	$89.94
Forfeited	(50)	$91.67
Balance, end of year	617	$88.65	4 years	$25
Options vested or expected to vest at December 31, 2015	617	$88.64	4 years	$25
Options exercisable at December 31, 2015	615	$88.58	4 years	$25

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(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2015.

(ii)	The number of options outstanding and other per share data have been retroactively adjusted to reflect the reverse stock split on January 4, 2016. See Note 31 - Subsequent Events for further details.
The weighted average grant-date fair value of time-based options granted during the year ended December 31, 2015 was $14.77 (2014: $14.12; 2013: $20.50). The total intrinsic value of options exercised during the year ended December 31, 2015 was $17 million (2014: $22 million; 2013: $32 million). At December 31, 2015 there was $8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under time-based stock option plans; that cost is expected to be recognized over a weighted average period of 2 years.
There were no performance-based options granted during the three years ended December 31, 2015, December 31, 2014 or December 31, 2013. The total intrinsic value of options exercised during the year ended December 31, 2015 was $25 million (2014: $15 million; 2013: $14 million). At December 31, 2015 there was less than $1 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under performance-based stock option plans; that cost is expected to be recognized over a weighted-average period of 1 year.
A summary of restricted stock unit activity under the Plans at December 31, 2015, and changes during the year then ended is presented below:

		Weighted Average Grant Date
(Units awarded in thousands)	Shares (i)	Fair Value
Nonvested shares (restricted stock units)
Balance, beginning of year	1,319	$109.54
Granted	628	118.63
Vested	(471)	102.40
Forfeited	(148)	110.00
Balance, end of year	1,328	$116.32

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(i)
The number of nonvested shares outstanding and other per share data have been retroactively adjusted to reflect the reverse stock split on January 4, 2016. See Note 31 - Subsequent Events for further details.

The total number of restricted stock units vested during the year ended December 31, 2015 was 471,212 shares at an average share price of $117.74 (2014: 323,746 shares at an average share price of $116.79; 2013: 329,811 shares at an average price of $108.87). At December 31, 2015 there was $111 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements under the plan; that cost is expected to be recognized over a weighted average period of 2 years.
Cash received from option exercises under all share-based payment arrangements for the year ended December 31, 2015 was $124 million (2014: $134 million; 2013: $155 million). The actual tax benefit recognized for the tax deductions from option exercises of the share-based payment arrangements totaled $25 million for the year ended December 31, 2015 (2014: $20 million; 2013: $28 million).